Goodwill and intangible assets, net - Goodwill rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Goodwill, beginning balance	€ 282,664	€ 490,590
Foreign exchange translation	37	9
Impairment charge	0	(207,618)	€ 0
Disposals		(317)
Additions	3,838
Goodwill, ending balance	286,539	282,664	490,590
Developed Europe
Goodwill [Roll Forward]
Goodwill, beginning balance	197,516	215,310
Foreign exchange translation	26	(4)
Impairment charge	0	(17,568)
Disposals		(222)
Additions	2,525
Goodwill, ending balance	200,067	197,516	215,310
Americas
Goodwill [Roll Forward]
Goodwill, beginning balance	85,148	192,753
Foreign exchange translation	11	6
Impairment charge	0	(107,516)
Disposals		(95)
Additions	1,313
Goodwill, ending balance	86,472	85,148	192,753
Rest of World
Goodwill [Roll Forward]
Goodwill, beginning balance	0	82,527
Foreign exchange translation	0	7
Impairment charge	0	(82,534)
Disposals		0
Additions	0
Goodwill, ending balance	€ 0	€ 0	€ 82,527